INCOME TAX (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	$ 17,355	$ 11,639
Changes recognized in profit or Loss	(7,773)	4,783
Changes recognized in equity	(690)	933
Balance of deferred tax asset (liability)	8,892	17,355
Intangible Assets and R&D expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	(10,143)	(12,129)
Changes recognized in profit or Loss	(2,410)	1,938
Changes recognized in equity	(80)	48
Balance of deferred tax asset (liability)	(12,633)	(10,143)
Employees Compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	6,535	3,348
Changes recognized in profit or Loss	226	2,166
Changes recognized in equity	(768)	1,021
Balance of deferred tax asset (liability)	5,993	6,535
Carryforward Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	15,219	15,932
Changes recognized in profit or Loss	623	(588)
Changes recognized in equity	128	(125)
Balance of deferred tax asset (liability)	15,970	15,219
Fixed Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	(39)	(808)
Changes recognized in profit or Loss	(3,405)	772
Changes recognized in equity	22	(3)
Balance of deferred tax asset (liability)	(3,422)	(39)
Doubtful Debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	3,940	3,295
Changes recognized in profit or Loss	(2,247)	650
Changes recognized in equity	3	(5)
Balance of deferred tax asset (liability)	1,696	3,940
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	1,843	2,001
Changes recognized in profit or Loss	(560)	(155)
Changes recognized in equity	5	(3)
Balance of deferred tax asset (liability)	$ 1,288	$ 1,843